Note 7 Changes in gross accounting balances of loans and advances at amortized cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 344,072	€ 412,711
Profit (loss) from discontinued operations	280	(1,729)	€ (758)
Gross carrying amount loans and advances at amortized cost	349,037	344,072	412,711
Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost	344,072	412,711	399,347
Transfers of financial assets	0	0	0
Transfers from stage 1 to stage 2	0	0	0
Transfers from stage 2 to stage 1	0	0	0
Transfers to stage 3	0	0	0
Transfers from stage 3	0	0	0
Net annual origination of financial assets	14,364	15,395	17,804
Becoming write offs	(3,237)	(2,949)	(3,908)
Increase (decrease) through changes in models or risk parameters, financial assets	0	0	0
Net foreign exchange loss	(8,172)	(24,970)	1,662
Increase (decrease) through other movements, financial assets	2,018	1,134	(13)
Other impairment losses	(8)	(204)	(2,180)
Profit (loss) from discontinued operations		(57,045)
Gross carrying amount loans and advances at amortized cost	349,037	344,072	412,711
Stage 1 [Member] | Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost	298,793	363,234	352,282
Transfers of financial assets	(10,785)	(11,935)	(9,021)
Transfers from stage 1 to stage 2	(14,482)	(15,843)	(13,546)
Transfers from stage 2 to stage 1	4,905	5,107	5,656
Transfers to stage 3	(1,772)	(1,701)	(1,571)
Transfers from stage 3	564	502	440
Net annual origination of financial assets	17,876	16,119	20,296
Becoming write offs	(74)	(3)	(152)
Increase (decrease) through changes in models or risk parameters, financial assets	0	0	0
Net foreign exchange loss	(6,054)	(21,472)	1,611
Increase (decrease) through other movements, financial assets	187	(204)	(1)
Other impairment losses	224	(283)	(1,782)
Profit (loss) from discontinued operations		(46,664)
Gross carrying amount loans and advances at amortized cost	300,167	298,793	363,234
Stage 2 [Member] | Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost	30,601	33,518	30,707
Transfers of financial assets	8,640	8,807	6,279
Transfers from stage 1 to stage 2	14,482	15,843	13,546
Transfers from stage 2 to stage 1	(4,905)	(5,107)	(5,656)
Transfers to stage 3	(1,945)	(2,659)	(2,698)
Transfers from stage 3	1,009	729	1,087
Net annual origination of financial assets	(4,729)	(827)	(2,739)
Becoming write offs	(68)	(2)	(349)
Increase (decrease) through changes in models or risk parameters, financial assets	0	0	0
Net foreign exchange loss	(1,902)	(2,342)	35
Increase (decrease) through other movements, financial assets	1,642	827	(27)
Other impairment losses	29	(190)	(388)
Profit (loss) from discontinued operations		(9,190)
Gross carrying amount loans and advances at amortized cost	34,213	30,601	33,518
Stage 3 [Member] | Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost	14,678	15,959	16,359
Transfers of financial assets	2,145	3,128	2,741
Transfers from stage 1 to stage 2	0	0	0
Transfers from stage 2 to stage 1	0	0	0
Transfers to stage 3	3,717	4,359	4,269
Transfers from stage 3	(1,573)	(1,231)	(1,527)
Net annual origination of financial assets	1,217	102	246
Becoming write offs	(3,095)	(2,944)	(3,407)
Increase (decrease) through changes in models or risk parameters, financial assets	0	0	0
Net foreign exchange loss	(216)	(1,157)	16
Increase (decrease) through other movements, financial assets	189	511	15
Other impairment losses	(261)	270	(11)
Profit (loss) from discontinued operations		(1,192)
Gross carrying amount loans and advances at amortized cost	€ 14,657	€ 14,678	€ 15,959